WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.2%
	COMMUNICATIONS — 1.7%
139,100	Hemisphere Media Group, Inc. - Class A*	$1,767,961
	CONSUMER DISCRETIONARY — 20.5%
19,600	American Woodmark Corp.*	1,455,300
28,400	America's Car-Mart, Inc.*	4,515,600
70,300	Beacon Roofing Supply, Inc.*	3,759,644
23,900	Dorman Products, Inc.*	2,417,485
57,400	ePlus, Inc.*	5,307,204
46,900	Wyndham Hotels & Resorts, Inc.	3,379,614
		20,834,847
	CONSUMER STAPLES — 6.1%
75,500	Grocery Outlet Holding Corp.*	2,500,560
48,500	Inter Parfums, Inc.	3,728,195
		6,228,755
	ENERGY — 3.1%
32,500	EnerSys	3,206,450
	FINANCIALS — 13.3%
16,900	Enstar Group Ltd.*	4,343,638
104,100	Focus Financial Partners, Inc. - Class A*	5,343,453
14,100	Virtus Investment Partners, Inc.	3,893,433
		13,580,524
	HEALTH CARE — 4.9%
40,500	Addus HomeCare Corp.*	3,514,995
7,500	ICU Medical, Inc.*	1,524,675
		5,039,670
	INDUSTRIALS — 23.9%
52,100	API Group Corp.*	1,194,132
9,200	Chase Corp.	1,072,076
41,400	Crane Co.	4,025,322
27,400	EMCOR Group, Inc.	3,337,594
85,700	Healthcare Services Group, Inc.	2,236,770
18,100	Landstar System, Inc.	2,841,700
72,900	SP Plus Corp.*	2,390,391
52,500	U.S. Ecology, Inc.*	1,837,500
19,400	UniFirst Corp.	4,224,738
26,300	Vectrus, Inc.*	1,191,127
		24,351,350

WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 3.5%
152,700	Element Solutions, Inc.	$3,571,653
	REAL ESTATE — 3.7%
199,300	Cushman & Wakefield PLC*	3,720,931
	TECHNOLOGY — 11.5%
32,500	Cass Information Systems, Inc.	1,432,925
22,700	CMC Materials, Inc.	3,283,328
20,800	Manhattan Associates, Inc.*	3,320,304
238,100	Verra Mobility Corp.*	3,645,311
		11,681,868
	TOTAL COMMON STOCKS
	(Cost $75,151,602)	93,984,009

Principal Amount
	SHORT-TERM INVESTMENTS — 6.7%
$6,794,891	UMB Money Market II Special, 0.01%[1]	6,794,891
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,794,891)	6,794,891
	TOTAL INVESTMENTS — 98.9%
	(Cost $81,946,493)	100,778,900
	Other Assets in Excess of Liabilities — 1.1%	1,117,617
	TOTAL NET ASSETS — 100.0%	$101,896,517

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.